Operating Segments - Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure Of Detailed information about reserves within equity [Text Block]
Segment EBITDA		$ (16,167)	$ (25,602)	$ (24,053)
Any other reconciling items		(37,356)	(24,892)	(13,480)
Income tax (expense)/benefit		(782)	1,274	(60)
Total net loss after tax	$ (54,305)	$ (54,305)	$ (49,220)	$ (37,593)